Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Income Taxes [Line Items]
Change in valuation allowance	$ (2,958)	$ 24,864	$ 24,307
Net deferred tax asset	50,500	64,071
Non-current deferred tax assets	55,567	68,368	58,334	$ 75,854
Non-current deferred tax liabilities	5,067	4,297
Temporary differences related to investments in foreign subsidiaries	187,215
Tax Year 2009 to 2015
Income Taxes [Line Items]
Estimate of possible loss	169,000
Non-current Assets
Income Taxes [Line Items]
Non-current deferred tax assets	55,567	68,368
Non-current Liabilities
Income Taxes [Line Items]
Non-current deferred tax liabilities	5,067	4,297
Venezuela
Income Taxes [Line Items]
Change in valuation allowance	$ 43,249	$ 983	$ (304)